Financial assets at FVTOCI_Details of equity securities designated as financial assets at FVTOCI (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	₩ 935,370	₩ 951,174
Description of reason for disposing of investments in equity instruments designated at fair value through other comprehensive income	During the current term, the Group disposed its equity securities, designated as financial assets at FVTOCI in accordance with the sale settlement of the creditors.
Fair value	₩ 34,841
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income	38,995
Strategic business partnership
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	₩ 678,846	₩ 662,934
Description of reason for using presentation alternative	Strategic business partnership	Strategic business partnership
Debt-equity swap
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	₩ 256,480	₩ 287,990
Description of reason for using presentation alternative	Debt-equity swap	Debt-equity swap
Others(Cooperative insurance, etc.)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	₩ 44	₩ 250
Description of reason for using presentation alternative	Others (Cooperative insurance, etc.)	Others (Cooperative insurance, etc.)